ACCOUNTING POLICIES (Q3)	9 Months Ended
Mar. 31, 2017
Accounting Policies [Abstract]
ACCOUNTING POLICIES
2. ACCOUNTING POLICIES

CONSOLIDATION

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

USE OF ESTIMATES

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

CASH

The Company maintains its cash in bank deposit accounts, which may exceed federally insured limits at times.

ACCOUNTS RECEIVABLE AND ALLOWANCE FOR DOUBTFUL ACCOUNTS

Accounts receivable include amounts due to the Company for sales of equipment, other amounts due from customers, merchant service receivables, and unbilled amounts due from customers, net of the allowance for uncollectible accounts.

The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments, including from a shortfall in the customer transaction fund flow from which the Company would normally collect amounts due.

The allowance is determined through an analysis of various factors including the aging of the accounts receivable, the strength of the relationship with the customer, the capacity of the customer transaction fund flow to satisfy the amount due from the customer, an assessment of collection costs and other factors. The allowance for doubtful accounts receivable is management’s best estimate as of the respective reporting date. The Company writes off accounts receivable against the allowance when management determines the balance is uncollectible and the Company ceases collection efforts. Management believes that the allowance recorded is adequate to provide for its estimated credit losses.

FINANCE RECEIVABLES

The Company offers extended payment terms to certain customers for equipment sales under its Quick Start Program. In accordance with the Financial Accounting Standards Board Accounting Standards Codification® (“ASC”) Topic 840, “Leases”, agreements under the Quick Start Program qualify for sales-type lease accounting. Accordingly, the future minimum lease payments are classified as finance receivables in the Company’s consolidated balance sheets. Finance receivables or Quick Start leases are generally for a sixty month term. Finance receivables are carried at their contractual amount and charged off against the allowance for credit losses when management determines that recovery is unlikely and the Company ceases collection efforts. The Company recognizes a portion of the note or lease payments as interest income in the accompanying consolidated financial statements based on the effective interest rate method.

INVENTORY, Net

Inventory consists of finished goods and packaging materials. The Company’s inventory is stated at the lower of cost (average cost basis) or market.

PROPERTY AND EQUIPMENT, Net

Property and equipment are recorded at cost. Property and equipment are depreciated on the straight-line basis over the estimated useful lives of the related assets. Leasehold improvements are amortized on the straight-line basis over the lesser of the estimated useful life of the asset or the respective lease term.

GOODWILL AND INTANGIBLE ASSETS

The Company’s intangible assets include goodwill, trademarks, non-compete agreements, brand, developed technology and customer relationships.

Goodwill represents the excess of cost over fair value of the net assets purchased in acquisitions. The Company accounts for goodwill in accordance with ASC 350, “Intangibles – Goodwill and Other”. Under ASC 350, goodwill is not amortized to earnings, but instead is subject to periodic testing for impairment. Testing for impairment is to be done at least annually and at other times if events or circumstances arise that indicate that impairment may have occurred. The Company has selected April 1 as its annual test date.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-06, “Fair Value Measurements and Disclosures (“Topic 820”): Improving Disclosures about Fair Value Measurements.” ASU 2010-06 amends certain disclosure requirements of Subtopic 820-10. This ASU provides additional disclosures for transfers in and out of Levels 1 and 2 and for activity in Level 3. This ASU also clarifies certain other existing disclosure requirements including level of desegregation and disclosures around inputs and valuation techniques.

The Company’s financial assets and liabilities are accounted for in accordance with ASC 820 “Fair Value Measurement.” Under ASC 820 the Company uses inputs from the three levels of the fair value hierarchy to measure its financial assets and liabilities. The three levels are as follows:

Level 1- Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

Level 2- Inputs are other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3- Inputs are unobservable and reflect the Company’s assumptions that market participants would use in pricing the asset or liability. The Company develops these inputs based on the best information available.

The Company’s financial instruments, principally accounts receivable, short-term finance receivables, prepaid expenses and other assets, accounts payable and accrued expenses, are carried at cost which approximates fair value due to the short-term maturity of these instruments. The fair value of the Company’s obligations under its long-term debt agreements and the long-term portion of its finance receivables approximate their carrying value as such instruments are at market rates currently available to the Company.

REVENUE RECOGNITION

Revenue from the sale or QuickStart lease of equipment is recognized on the terms of freight-on-board shipping point. Activation fee revenue, if applicable, is recognized when the Company’s cashless payment device is initially activated for use on the Company network. Transaction processing revenue is recognized upon the usage of the Company’s cashless payment and control network. License fees for access to the Company’s devices and network services are recognized on a monthly basis. In all cases, revenue is only recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed and determinable, and collection of the resulting receivable is reasonably assured. The Company estimates an allowance for product returns at the date of sale and license and transaction fee refunds on a monthly basis. The company makes an adjustment for rebates and product returns.

ePort hardware is available to customers under the QuickStart program pursuant to which the customer would enter into a five-year non-cancelable lease with either the Company or a third-party financing company for the devices. The Company utilizes its best estimate of selling price when calculating the revenue to be recorded under these leases. The leases qualify for sales type lease accounting. Accordingly, the Company recognizes a portion of lease payments as interest income for leases not placed with a third-party financing company. At the end of the lease period, the customer would have the option to purchase the device at its residual value.

PREFERRED STOCK

The Company adopted the provisions of ASU 2014-16 in determining whether the Company’s Series A Convertible Preferred Stock (“preferred stock”) is more equity-like or debt-like, and whether derivatives embedded in the preferred stock, if any, must be bifurcated and accounted for separately from its host contract. Based upon management’s review of the preferred stock features, management has determined that the preferred stock is more equity-like and that the embedded derivatives do not require bifurcation. As such, the adoption of this standard did not have a material impact on the company's financial statements.

ACCOUNTING FOR EQUITY AWARDS

In accordance with the ASC Topic 718, the cost of employee services received in exchange for an award of equity instruments is based on the grant-date fair value of the award and allocated over the vesting period of the award.

INCOME TAXES

The Company follows the ASC Topic 740, “Accounting for Uncertainty in Income Taxes”, which provides detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in the consolidated financial statements. Accordingly, tax positions must meet a “more-likely-than-not” recognition threshold at the effective date to be recognized upon the adoption of ASC Topic 740 and in subsequent periods.

Income taxes are computed using the asset and liability method of accounting. Under the asset and liability method, a deferred tax asset or liability is recognized for estimated future tax effects attributable to temporary differences and carryforwards. The measurement of deferred income tax assets is adjusted by a valuation allowance, if necessary, to recognize future tax benefits only to the extent that, based on available evidence, it is more likely than not such benefits will be realized. The Company recognizes interest and penalties, if any, related to uncertain tax positions in selling, general and administrative expenses. No interest or penalties related to uncertain tax positions were accrued or incurred during the three and nine months ended March 31, 2017 and 2016.

EARNINGS (LOSS) PER COMMON SHARE

Basic earnings (loss) per share are calculated by dividing income (loss) applicable to common shares by the weighted average common shares outstanding for the period. Diluted earnings per share are calculated by dividing income (loss) applicable to common shares by the weighted average common shares outstanding for the period plus the effect of potential common shares unless such effect is anti-dilutive.

SOFTWARE DEVELOPMENT COSTS

The Company follows the ASC Topic 350-40, “Accounting for the Cost of Computer Software Developed or obtained for Internal Use”, which provides for guidance for what costs can be capitalized for internal use.

Capitalized costs for internal-use software are included in fixed assets in the consolidated balance sheet and are amortized over three years. Costs incurred during the preliminary project along with post-implementation stages of internal use computer software development and costs incurred to maintain existing product offerings are expensed as incurred. The capitalization and ongoing assessment of recoverability of development costs require considerable judgment by management with respect to certain external factors, including, but not limited to, technological and economic feasibility and estimated economic life.

RECENT ACCOUNTING PRONOUNCEMENTS

The Company is evaluating whether the effects of the following recent accounting will have a material effect on the Company’s consolidated financial position, results of operations or cash flows.

In January 2017, the FASB issued ASU 2017-04 – “Intangibles-Goodwill and Other (Topic 350): Simplifying the test for Goodwill Impairment.”

RECLASSIFICATION

Commencing with the June 30, 2016 financial statements, the Company changed the manner in which it presents certain unfunded finance receivables in its consolidated balance sheets and the related statements of cash flows. These finance receivables have yet to be and are expected to be funded by a third-party funding source. The previous accounting classification recorded these amounts as accounts receivable in the consolidated balance sheets and the related statements of cash flows. The impact of this change on the Statement of Cash Flows is as follows:

	Three months ended March 31, 2016		Nine months ended March 31, 2016
	Accounts Receivable	Finance Receivables	Accounts Receivable	Finance Receivables
Per Original Statement of Cash Flows	$(1,872)	$(154)	$(3,352)	$547
Reclass of Unfunded Leases, beginning of period (starting BS)	(2,096)	2,096	(1,026)	1,026
Reclass of Finance Receivables, end of period	2,308	(2,308)	2,308	(2,308)
Impact from the reclassification	212	(212)	1,282	(1,282)
Adjusted Statement of Cash Flows	$(1,660)	$(366)	$(2,070)	$(735)